Leases - Schedule of future minimum lease payments under non-cancelable operating leases (Detail) - USD ($)	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
2026	$ 238,000	$ 230,663
2026, remaining	58,000
2027	238,000	230,663
2028	223,000	238,313
2029	195,000	223,229
2029		194,674
Total future undiscounted lease payments	714,000	886,879
Less: imputed interest	(101,000)	(152,058)
Present value of operating lease liabilities	613,000	734,821	$ 676,854
Less: Current portion of operating lease liabilities	(184,000)	(164,940)	(160,016)
Operating lease liabilities, net of current portion	$ 429,000	$ 569,881	$ 516,838